Other income, net (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	[1]	Mar. 31, 2020	Mar. 31, 2019
Statement [Line Items]
Gain (loss) on sale of an intangible assets				₨ 423
Miscellaneous income, net	₨ 0		₨ 5	0
Dr. Reddy's Laboratories Tennessee, LLC [Member]
Statement [Line Items]
Gain (loss) on sale of all the membership interests				110
Proprietary Products [Member]
Statement [Line Items]
Gain (loss) on sale of an intangible assets				₨ 582
Litigation settlement compensation received [Member]
Statement [Line Items]
Miscellaneous income, net			₨ 3,457

[1]	Rounded to the nearest million.